Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Class A | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class A | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class A | Leasing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class A | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Power [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Class C | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class C | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class C | Leasing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class C | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Power [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class C | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Industrial Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
Class I | Transportation [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Class I | Water & Sewer [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Class I | Education [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Class I | Leasing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class I | Special Tax Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Class I | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Power [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Class I | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | State General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%